2. GOING CONCERN (Details Narrative) (USD $)	2 Months Ended	3 Months Ended		12 Months Ended					62 Months Ended	65 Months Ended
	Sep. 30, 2007	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Sep. 30, 2012	Dec. 31, 2012
Going Concern Details Narrative
Net loss	$ 2,525	$ 198,195	$ 461,831	$ 1,735,856	$ 1,952,064	$ 777,221	$ 21,338	$ 12,964	$ 4,501,968	$ 4,700,163
Accumulated deficit		$ 4,775,233								$ 4,775,233